ENTITY-WIDE DISCLOSURES - Narrative (Details) - segment	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Entity Wide Disclosures [Abstract]
Number of reportable operating segments	1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	29.00%	51.60%
Major Customer 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	18.60%	40.70%
Major Customer 2
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	10.40%	10.90%